Prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Prepayments and other current assets

7.Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of
	December 31,
	2019	2020
	RMB	RMB
Value Added Tax (“VAT”) recoverable	37,385	287
Prepaid selling expenses	29,417	16,170
Prepayments to suppliers	11,434	18,825
Prepaid income tax	10,759	—
Deposits for rental	5,901	7,973
Prepaid service fees	1,929	12,519
Interest receivable	267	12,314
Others	6,381	6,295
Prepayments and other current assets	103,473	74,383